November 8, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds (the “Trust”)
1933 Act Registration No. 33-73404
1940 Act Registration No. 811-08236

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplement for the Trust’s Tax-Exempt Fixed Income Funds dated August 29, 2011 (as revised and restated October 26, 2011), filed pursuant to Rule 497 on October 26, 2011 (accession number 0001193125-11-281823).

Questions and comments concerning the filing may be directed to the undersigned at (312) 557-1441.

Very truly yours,

/s/ Jose J. Del Real
Jose J. Del Real

Enclosures

cc:	Craig Carberry, Esquire
Diana E. McCarthy, Esquire